Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (Paranthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Statement of Other Comprehensive Income (Paranthetical) [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ (30,923)	$ 4,692	$ 1,239
Other Comprehensive Income (Loss), Retirement benefits plan activity, Tax	88,547	(54,473)	(195,884)
Other comprehensive income (loss), other, tax	$ (101)	$ (101)	$ (101)